Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities	$ 1,017,117	$ 1,156,276
Trade Payables And Other	819,624	119,960
Accounts Payable And Accrued Liabilities	1,836,741	1,276,236
Payroll
Accrued Liabilities	525,472	459,913
Interest payable [Member]
Accrued Liabilities	38,222	0
Consultants And Professional Fees [Member]
Accrued Liabilities	225,224	533,863
Board Of Directors Fees [Member]
Accrued Liabilities	$ 228,199	$ 162,500